CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid in Capital	Common Stock To be Issued	Retained Earnings	Total
Beginning Balance, Amount at Jul. 19, 2017
Effects of reverse capitalization, Shares		62,437,500
Effects of reverse capitalization, Amount		$ 62,438	(62,438)
Common shares issued for services, Shares		200,000
Common shares issued for services, Amount		$ 200				200
Issuance of preferred stock for cash, Amount
Net Loss					(13,476)	(13,476)
Ending Balance, Shares at Aug. 31, 2017		62,637,500
Ending Balance, Amount at Aug. 31, 2017		$ 62,638	(62,438)		(13,476)	(13,276)
Common shares issued for services, Amount
Issuance of preferred stock for cash, Shares	8,480,000
Issuance of preferred stock for cash, Amount	$ 8,480		997,520			1,006,000
Issuance of common stock for reverse merger, Shares		70,000,000
Issuance of common stock for reverse merger, Amount		$ 70,000	(143,040)			(73,040)
Common stock subscribed for cash				160,000		160,000
Forgiveness of related party payable			75,907			75,907
Dividends on preferred stock accrued					(4,192)	(4,192)
Net Loss					(975,524)	(975,524)
Ending Balance, Shares at Aug. 31, 2018	8,480,000	132,637,500
Ending Balance, Amount at Aug. 31, 2018	$ 8,480	$ 132,638	867,949	160,000	(993,191)	175,875
Common shares issued for services, Amount
Issuance of preferred stock for cash, Amount
Dividends on preferred stock accrued					(12,575)	(12,575)
Net Loss					(91,408)	(91,408)
Ending Balance, Shares at Nov. 30, 2018	8,480,000	132,637,500
Ending Balance, Amount at Nov. 30, 2018	$ 8,480	$ 132,638	$ 867,949	$ 160,000	$ (1,097,175)	$ 71,892